Investment securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due within 1 year Amortized Cost	$ 34,574
After 1 year but within 5 years Amortized Cost	133,298
After 5 years but within 10 years Amortized Cost	8,457
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	176,329
Due within 1 year Fair Value	34,815
After 1 year but within 5 years Fair Value	139,661
After 5 years but within 10 years Fair Value	8,541
Fair Value	$ 183,017	$ 416,300